Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At June 30, 2025, the Group had the following letter of credit facilities:

	June 30, 2025
Bank	Commitment	In Use	Date of Expiry
Lloyds Bank plc(2)
Unsecured	$25.0	$8.8	September 21, 2025
Secured	100.0	52.2	September 21, 2025
Total Lloyds Bank Plc	125.0	61.0
Citibank N.A. London branch(1)(2)
Secured	70.0	30.6	December 31, 2025
Total Citibank N.A. London branch	70.0	30.6
Barclays Bank plc(1)(2)
Unsecured	60.0	11.8	September 13, 2025
Secured	80.0	27.1	September 13, 2025
Total Barclays Bank plc	140.0	38.9
Bank of Montreal(1)(2)
Unsecured	40.0	10.4	September 18, 2025
Secured	100.0	47.5	September 18, 2025
Total Bank of Montreal	140.0	57.9
Total letters of credit facilities	$475.0	$188.4
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(1)Letters of credit can be issued under the Standby Letter of Credit Facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of June 30, 2025, was: Lloyds Bank plc $50.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $80.0 million; and Bank of Montreal $60.0 million.
The following table shows the value of the collateral underlying the secured letter of credit facilities:

Bank	June 30, 2025
Lloyds Bank plc	$58.3
Citibank N.A. London branch	32.1
Barclays Bank plc	36.9
Bank of Montreal	53.3
Total	$180.6